Stockholders' Equity (Tables)	3 Months Ended	12 Months Ended
	Oct. 31, 2015	Jul. 31, 2015
Stockholders' Equity Note [Abstract]
Schedule of conversions into common stock

During three months ended October 31, 2015, the holders of our convertible notes elected to convert principal and interest into shares of common stock as detailed below:

Date	Amount Converted	Number of Shares Issued
August 14, 2015	$840	42,000
August 24, 2015	1,770	88,500
September 1, 2015	5,611	14,029
September 2, 2015	420	21,000
September 11, 2015	1,780	89,000
September 24, 2015	2,700	135,000
October 8, 2015	690	34,500
October 16, 2015	4,418	220,900
Total	$18,229	644,929

Date	Amount Converted	Number of Shares Issued
December 8, 2014	$60,000	30,000
December 9, 2014	60,000	30,000
June 2, 2015	1,520	76,000
June 5, 2015	1,440	72,000
June 29, 2015	1,000	50,000
July 8, 2015	600	30,000
July 17, 2015	1,640	82,000
July 23, 2015	649	32,450
Total	$126,849	402,450